Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING
Net loss	$ (77,397)	$ (3,995)
Adjustments for:
Depletion, depreciation and amortization	31,049	34,948
Asset retirement obligation accretion	259	215
Impairment loss	73,495	7,937
Share-based compensation	857	2,237
Finance costs	2,520	4,256
Unrealized loss on financial instruments	180	1,586
Unrealized gain on foreign currency translation	(62)	(153)
Gain on asset disposition	0	(114)
Asset retirement obligations settled	(458)	(46)
Changes in non-cash working capital	1,266	(2,035)
Net cash generated by operating activities	31,709	44,836
INVESTING
Additions to intangible exploration and evaluation assets	(337)	(5,377)
Additions to petroleum and natural gas assets	(6,726)	(30,626)
Additions to other assets	(435)	(929)
Proceeds from asset dispositions	0	114
Changes in non-cash working capital	(3,544)	(291)
Net cash used in investing activities	(11,042)	(37,109)
FINANCING
Issue of common shares for cash	0	547
Interest paid	(1,918)	(3,664)
Increase in long-term debt	406	476
Payments on lease obligations	(1,703)	(1,945)
Repayments of long-term debt	(16,504)	(16,523)
Dividends paid	0	(5,078)
Changes in non-cash working capital	161	(200)
Net cash used in financing activities	(19,558)	(26,387)
Currency translation differences relating to cash and cash equivalents	150	206
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,259	(18,454)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	33,251	51,705
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 34,510	$ 33,251